As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/ Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: April 30, 2026

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Reverb ETF
RVRB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Reverb ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://reverb-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Reverb ETF	$17	0.30%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$5,366,809
Number of Holdings	498
Net Advisory Fee	$7,456
Portfolio Turnover	5%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	7.5%
Microsoft Corp.	6.5%
Apple, Inc.	5.8%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.3%

Top Sectors	(%)
Manufacturing	39.9%
Information	14.9%
Finance and Insurance	11.5%
Professional, Scientific, and Technical Services	9.0%
Retail Trade	8.5%
Administrative and Support and Waste Management and Remediation Services	3.9%
Utilities	2.6%
Mining, Quarrying, and Oil and Gas Extraction	2.3%
Real Estate and Rental and Leasing	1.6%
Cash & Other	5.8%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reverb-etf.com/.
Reverb ETF	PAGE 1	TSR-SAR-00770X253

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distribution Cognizant documents not be householded, please contact Distribution Cognizant at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distribution Cognizant or your financial intermediary.
Reverb ETF	PAGE 2	TSR-SAR-00770X253

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reverb ETF
Core Financial Statements
October 31, 2025 (Unaudited)

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$3,511
Advertising Public Relations and Related Services - 0.4%
AppLovin Corp. - Class A(a)	27	17,208
Trade Desk, Inc. - Class A(a)	39	1,961
		19,169
Aerospace Product and Parts Manufacturing - 1.2%
Boeing Co.(a)	63	12,664
General Dynamics Corp.	6	2,069
HEICO Corp. - Class A	9	2,230
Honeywell International, Inc.	54	10,872
Lockheed Martin Corp.	18	8,854
RTX Corp.	114	20,349
TransDigm Group, Inc.	6	7,851
		64,889
Agencies Brokerages and Other Insurance Related Activities - 0.4%
Aon PLC - Class A	18	6,132
Arthur J Gallagher & Co.	21	5,239
Brown & Brown, Inc.	27	2,153
Marsh & McLennan Cos., Inc.	42	7,483
Willis Towers Watson PLC	9	2,818
		23,825
Agriculture Construction and Mining Machinery - 0.6%
Caterpillar, Inc.	39	22,513
Deere & Co.	24	11,079
		33,592
Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	36	7,414
Animal Slaughtering and Processing - 0.0%(b)
Hormel Foods Corp.	33	712
Tyson Foods, Inc. - Class A	21	1,080
		1,792
Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	18	2,701
Architectural Engineering and Related Services - 0.0%(b)
Jacobs Solutions, Inc.	6	935
Teledyne Technologies, Inc.(a)	3	1,580
		2,515
Automotive Parts Accessories and Tire Stores - 0.1%
O’Reilly Automotive, Inc.(a)	72	6,800

	Shares	Value
Basic Chemical Manufacturing - 0.3%
International Flavors & Fragrances, Inc.	21	$1,322
Linde PLC	39	16,314
		17,636
Beverage Manufacturing - 1.1%
Brown-Forman Corp. - Class B	39	1,062
Coca-Cola Co.	378	26,044
Coca-Cola Europacific Partners PLC	27	2,398
Constellation Brands, Inc. - Class A	15	1,971
Keurig Dr Pepper, Inc.	117	3,178
Monster Beverage Corp.(a)	78	5,213
PepsiCo, Inc.	117	17,092
		56,958
Boiler Tank and Shipping Container Manufacturing - 0.0%(b)
Ball Corp.	27	1,269
Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	5,390
Building Material and Supplies Dealers - 0.9%
Home Depot, Inc.	93	35,302
Lowe’s Cos., Inc.	48	11,430
		46,732
Business Support Services - 2.8%
Coinbase Global, Inc. - Class A(a)	21	7,219
Corpay, Inc.(a)	6	1,562
Equifax, Inc.	9	1,900
Fair Isaac Corp.(a)	3	4,979
Fidelity National Information Services, Inc.	45	2,813
Live Nation Entertainment, Inc.(a)	18	2,692
Mastercard, Inc. - Class A	75	41,399
Moody’s Corp.	15	7,205
MSCI, Inc.	6	3,531
NU Holdings Ltd. - Class A(a)	294	4,736
PayPal Holdings, Inc.(a)	81	5,611
ROBLOX Corp. - Class A(a)	42	4,776
Visa, Inc. - Class A	174	59,289
		147,712
Cable and Other Subscription Programming - 0.3%
Comcast Corp. - Class A	315	8,768
Liberty Media Corp.-Liberty Formula One - Class C(a)	15	1,498
Warner Bros Discovery, Inc.(a)	216	4,849
		15,115
Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	42	5,002

The accompanying notes are an integral part of these financial statements.

1

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemical and Allied Products Merchant Wholesalers - 0.0%(b)
LyondellBasell Industries NV - Class A	27	$1,253
Clothing Stores - 0.5%
Charter Communications, Inc. - Class A(a)	12	2,806
KKR & Co., Inc.	72	8,520
Ross Stores, Inc.	27	4,291
TJX Cos., Inc.	96	13,453
		29,070
Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	12	1,563
United Rentals, Inc.	6	5,227
		6,790
Commercial and Service Industry Machinery Manufacturing - 0.3%
KLA Corp.	12	14,505
Communications Equipment Manufacturing - 6.3%
Apple, Inc.	1,155	312,277
MongoDB, Inc.(a)	6	2,159
Motorola Solutions, Inc.	15	6,101
QUALCOMM, Inc.	90	16,281
		336,818
Computer and Peripheral Equipment Manufacturing - 1.7%
Arista Networks, Inc.(a)	99	15,611
Cisco Systems, Inc.	336	24,565
Dell Technologies, Inc. - Class C	48	7,777
Fortinet, Inc.(a)	63	5,445
HP, Inc.	81	2,241
International Business Machines Corp.	78	23,978
NetApp, Inc.	18	2,120
Sandisk Corp.(a)	9	1,794
Super Micro Computer, Inc.(a)	48	2,494
Western Digital Corp.	27	4,056
		90,081
Computer Systems Design and Related Services - 7.3%
Alphabet, Inc. - Class A	1,044	293,562
CDW Corp.	9	1,434
CGI, Inc.	18	1,566
Cognizant Technology Solutions Corp. - Class A	42	3,061
GoDaddy, Inc. - Class A(a)	9	1,198
Leidos Holdings, Inc.	12	2,286
Palantir Technologies, Inc. - Class A(a)	198	39,693
Palo Alto Networks, Inc.(a)	57	12,554
Seagate Technology Holdings PLC	18	4,606
ServiceNow, Inc.(a)	18	16,547

	Shares	Value
Snowflake, Inc. - Class A(a)	21	$5,773
Workday, Inc. - Class A(a)	21	5,038
Zscaler, Inc.(a)	12	3,974
		391,292
Consumer Goods Rental - 0.8%
Netflix, Inc.(a)	36	40,279
Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	1,050
Kimberly-Clark Corp.	27	3,232
		4,282
Couriers and Express Delivery Services - 0.2%
FedEx Corp.	21	5,330
United Parcel Service, Inc. - Class B	69	6,653
		11,983
Cut and Sew Apparel Manufacturing - 0.0%(b)
Lululemon Athletica, Inc.(a)	6	1,023
Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	93	2,300
Mondelez International, Inc. - Class A	111	6,378
		8,678
Data Processing Hosting and Related Services - 0.4%
Airbnb, Inc. - Class A(a)	48	6,074
Automatic Data Processing, Inc.	36	9,371
Broadridge Financial Solutions, Inc.	9	1,984
FactSet Research Systems, Inc.	3	800
Fiserv, Inc.(a)	45	3,001
Verisk Analytics, Inc.	12	2,625
		23,855
Department Stores - 1.1%
Walmart, Inc.	609	61,619
Depository Credit Intermediation - 4.1%
Bank of America Corp.	606	32,391
Bank of Montreal	45	5,588
Bank of New York Mellon Corp.	60	6,476
Bank of Nova Scotia	78	5,117
Canadian Imperial Bank of Commerce	57	4,724
Capital One Financial Corp.	54	11,879
Citigroup, Inc.	150	15,184
Deutsche Bank AG	120	4,292
Fifth Third Bancorp	57	2,372
Huntington Bancshares, Inc.	123	1,899
JPMorgan Chase & Co.	231	71,869
KeyCorp	66	1,161
M&T Bank Corp.	12	2,206
Northern Trust Corp.	15	1,930
PNC Financial Services Group, Inc.	33	6,024
Regions Financial Corp.	78	1,888
State Street Corp.	24	2,776
Synchrony Financial	9	669

The accompanying notes are an integral part of these financial statements.

2

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Depository Credit Intermediation - (Continued)
Toronto-Dominion Bank	105	$8,624
Truist Financial Corp.	108	4,820
US Bancorp	132	6,162
Wells Fargo & Co.	264	22,960
		221,011
Direct Selling Establishments - 0.2%
DoorDash, Inc. - Class A(a)	36	9,157
Drinking Places (Alcoholic Beverages) - 0.1%
Cintas Corp.	33	6,048
Drugs and Druggists’ Sundries Merchant Wholesalers - 0.4%
Cardinal Health, Inc.	21	4,006
Cencora, Inc.	18	6,081
McKesson Corp.	12	9,736
		19,823
Electric Power Generation Transmission and Distribution - 1.6%
Ameren Corp.	24	2,448
American Electric Power Co., Inc.	45	5,412
CMS Energy Corp.	27	1,986
Consolidated Edison, Inc.	30	2,922
Constellation Energy Corp.	27	10,179
DTE Energy Co.	18	2,440
Duke Energy Corp.	66	8,204
Edison International	9	498
Entergy Corp.	39	3,747
Exelon Corp.	84	3,874
First Solar, Inc.(a)	9	2,402
FirstEnergy Corp.	48	2,200
GE Vernova, Inc.	24	14,043
NextEra Energy, Inc.	174	14,164
NiSource, Inc.	39	1,642
NRG Energy, Inc.	18	3,094
PG&E Corp.	186	2,969
PPL Corp.	63	2,301
Public Service Enterprise Group, Inc.	42	3,383
Southern Co.	93	8,746
WEC Energy Group, Inc.	27	3,017
Xcel Energy, Inc.	51	4,140
Vistra Corp.	30	5,649
		109,460
Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	3,315
Electronic Shopping and Mail-Order Houses - 4.6%
Amazon.com, Inc.(a)	972	237,382

	Shares	Value
Coupang, Inc.(a)	144	$4,604
eBay, Inc.	39	3,171
		245,157
Engine Turbine and Power Transmission Equipment - 0.6%
Cummins, Inc.	12	5,252
General Electric Co.	90	27,806
		33,058
Fabric Mills - 0.0%(b)
Amer Sports, Inc.(a)	36	1,124
Footwear Manufacturing - 0.1%
NIKE, Inc. - Class B	120	7,751
Freight Transportation Arrangement - 0.1%
JB Hunt Transport Services, Inc.	6	1,013
Norfolk Southern Corp.	18	5,101
		6,114
Furniture and Home Furnishings Retailers - 0.0%(b)
Williams-Sonoma, Inc.	3	583
General Freight Trucking - 0.0%(b)
Old Dominion Freight Line, Inc.	18	2,528
General Medical and Surgical Hospitals - 0.2%
HCA Healthcare, Inc.	18	8,274
General Merchandise Stores - 0.8%
Costco Wholesale Corp.	39	35,547
Dollar General Corp.	18	1,776
Dollar Tree, Inc.(a)	12	1,189
Target Corp.	39	3,616
		42,128
Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	72	6,414
Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	39	2,361
Kellanova	27	2,242
		4,603
Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	42	3,120
Grocery Stores - 0.1%
Kroger Co.	54	3,436
Hardware and Plumbing and Heating Equipment - 0.0%(b)
Watsco, Inc.	3	1,104
Health and Personal Care Stores - 0.2%
CVS Health Corp.	108	8,440

The accompanying notes are an integral part of these financial statements.

3

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Appliance Manufacturing - 0.0%(b)
SharkNinja, Inc.(a)	9	$770
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	24	5,928
Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	54	6,177
Industrial Machinery Manufacturing - 0.3%
Applied Materials, Inc.	66	15,385
Insurance Carriers - 3.5%
Aflac, Inc.	45	4,823
Allstate Corp.	24	4,596
American International Group, Inc.	48	3,790
Berkshire Hathaway, Inc. - Class B(a)	177	84,525
Centene Corp.(a)	30	1,061
Chubb Ltd.	33	9,139
Cigna Group	21	5,133
Cincinnati Financial Corp.	12	1,855
Corebridge Financial, Inc.	48	1,563
Elevance Health, Inc.	18	5,710
Hartford Insurance Group, Inc.	24	2,980
Humana, Inc.	9	2,504
Loews Corp.	18	1,792
Manulife Financial Corp.	105	3,399
MetLife, Inc.	54	4,310
Principal Financial Group, Inc.	15	1,261
Progressive Corp.	51	10,506
Prudential Financial, Inc.	30	3,120
Sun Life Financial, Inc.	48	2,921
Travelers Cos., Inc.	18	4,835
UnitedHealth Group, Inc.	75	25,617
W R Berkley Corp.	6	428
		185,868
Internet Software & Services - 0.1%
MercadoLibre, Inc.(a)	3	6,982
Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A(a)	21	5,319
Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(b)
ArcelorMittal SA	66	2,514
Lessors of Nonfinancial Intangible Assets - 0.0%(b)
Restaurant Brands International, Inc.	21	1,379

	Shares	Value
Machinery Equipment and Supplies Merchant Wholesalers - 0.2%
Fastenal Co.	96	$3,950
Ferguson Enterprises, Inc.	12	2,982
WW Grainger, Inc.	3	2,937
		9,869
Management of Companies and Enterprises - 0.4%
Carnival Corp.(a)	102	2,941
Citizens Financial Group, Inc.	36	1,831
CNH Industrial NV	78	818
Koninklijke Philips NV	57	1,557
Royal Bank of Canada	87	12,746
Smurfit WestRock PLC	45	1,661
		21,554
Management Scientific and Technical Consulting - 0.5%
Accenture PLC - Class A	54	13,505
Booz Allen Hamilton Holding Corp.	6	523
Eaton Corp. PLC	33	12,592
Solstice Advanced Materials, Inc.(a)	14	608
		27,228
Medical and Diagnostic Laboratories - 0.0%(b)
Labcorp Holdings, Inc.	6	1,524
Quest Diagnostics, Inc.	3	528
		2,052
Medical Equipment and Supplies Manufacturing - 1.9%
3M Co.	45	7,493
Becton Dickinson and Co.	24	4,289
Boston Scientific Corp.(a)	126	12,691
Cooper Cos., Inc.(a)	12	839
Dexcom, Inc.(a)	33	1,921
Edwards Lifesciences Corp.(a)	51	4,205
Insulet Corp.(a)	3	939
Intuitive Surgical, Inc.(a)	30	16,028
Johnson & Johnson	204	38,529
ResMed, Inc.	12	2,963
Stryker Corp.	30	10,687
Zimmer Biomet Holdings, Inc.	18	1,810
		102,394
Metal Ore Mining - 0.7%
Agnico Eagle Mines Ltd.	42	6,754
Barrick Mining Corp.	102	3,346
Cameco Corp.	27	2,760
Franco-Nevada Corp.	12	2,240
Freeport-McMoRan, Inc.	120	5,004
Newmont Corp.	90	7,287

The accompanying notes are an integral part of these financial statements.

4

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metal Ore Mining - (Continued)
Southern Copper Corp.	48	$6,662
Wheaton Precious Metals Corp.	27	2,606
		36,659
Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc.(a)	15	3,846
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc.(a)	81	3,484
Genuine Parts Co.	9	1,146
		4,630
Motor Vehicle Manufacturing - 2.3%
Ford Motor Co.	342	4,490
General Motors Co.	84	5,804
PACCAR, Inc.	45	4,428
Tesla, Inc.(a)	243	110,944
		125,666
Natural Gas Distribution - 0.5%
Atmos Energy Corp.	15	2,576
CenterPoint Energy, Inc.	54	2,065
Cheniere Energy, Inc.	21	4,452
Cheniere Energy Partners LP	30	1,565
Eversource Energy	30	2,214
Fortis, Inc.	30	1,507
Kinder Morgan, Inc.	183	4,793
ONEOK, Inc.	15	1,005
Sempra Energy	54	4,965
		25,142
Navigational Measuring Electromedical and Control Instruments Manufacturing - 1.6%
Agilent Technologies, Inc.	6	878
AMETEK, Inc.	21	4,244
Danaher Corp.	60	12,923
Fortive Corp.	30	1,510
GE HealthCare Technologies, Inc.	39	2,923
Hologic, Inc.(a)	15	1,109
IDEXX Laboratories, Inc.(a)	6	3,777
Illumina, Inc.(a)	9	1,112
Keysight Technologies, Inc.(a)	15	2,744
L3Harris Technologies, Inc.	15	4,337
Medtronic PLC	111	10,068
Northrop Grumman Corp.	12	7,001
Roper Technologies, Inc.	9	4,015
Teradyne, Inc.	15	2,726
Thermo Fisher Scientific, Inc.	33	18,724
Trane Technologies PLC	18	8,076
Trimble, Inc.(a)	6	479
Waters Corp.(a)	3	1,049
		87,695

	Shares	Value
Newspaper Periodical Book and Directory Publishers - 0.1%
Thomson Reuters Corp.	27	$4,133
Nondepository Credit Intermediation - 0.5%
American Express Co.	54	19,480
UBS Group AG	198	7,595
		27,075
Nonmetallic Mineral Mining and Quarrying - 0.1%
Martin Marietta Materials, Inc.	6	3,679
Vulcan Materials Co.	12	3,474
		7,153
Nonresidential Building Construction - 0.0%(b)
Stellantis NV	177	1,795
Office Administrative Services - 0.1%
Baker Hughes Co.	84	4,066
Offices of Physicians - 0.0%(b)
Molina Healthcare, Inc.(a)	3	459
Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A(a)	24	3,658
Oil and Gas Extraction - 0.5%
Canadian Natural Resources Ltd.	129	4,130
Coterra Energy, Inc.	48	1,136
Devon Energy Corp.	54	1,754
Dominion Energy, Inc.	72	4,226
EOG Resources, Inc.	48	5,080
EQT Corp.	51	2,732
Expand Energy Corp.	18	1,860
Occidental Petroleum Corp.	78	3,214
		24,132
Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc.(a)	6	4,394
Emerson Electric Co.	48	6,699
		11,093
Other Financial Investment Activities - 1.5%
Ameriprise Financial, Inc.	9	4,075
Apollo Global Management, Inc.	45	5,594
Ares Management Corp. - Class A	12	1,784
Blackrock, Inc.	12	12,994
Blackstone, Inc.	66	9,678
Brookfield Corp.	138	6,355
DraftKings, Inc. - Class A(a)	33	1,009
Ferrari NV	12	4,847
Morgan Stanley	126	20,664
S&P Global, Inc.	27	13,155
T Rowe Price Group, Inc.	18	1,846
		82,001

The accompanying notes are an integral part of these financial statements.

5

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Food Manufacturing - 0.1%
General Mills, Inc.	45	$2,097
McCormick & Co., Inc.	18	1,155
		3,252
Other General Purpose Machinery Manufacturing - 0.4%
Illinois Tool Works, Inc.	24	5,854
Mettler-Toledo International, Inc.(a)	3	4,249
Parker-Hannifin Corp.	12	9,274
Xylem, Inc.	21	3,168
		22,545
Other Information Services - 2.5%
CoStar Group, Inc.(a)	36	2,477
Meta Platforms, Inc. - Class A	201	130,319
Pinterest, Inc. - Class A(a)	42	1,390
VeriSign, Inc.	9	2,158
		136,344
Other Investment Pools and Funds - 0.1%
Alcon AG	30	2,217
Garmin Ltd.	15	3,209
		5,426
Other Leather and Allied Product Manufacturing - 0.0%(b)
Tapestry, Inc.	18	1,977
Other Miscellaneous Store Retailers - 0.1%
Amcor PLC	144	1,138
Tractor Supply Co.	45	2,435
		3,573
Other Professional Scientific and Technical Services - 0.1%
Gartner, Inc.(a)	6	1,490
IQVIA Holdings, Inc.(a)	15	3,247
		4,737
Other Telecommunications - 0.3%
BCE, Inc.	75	1,715
TELUS Corp.	96	1,407
Verizon Communications, Inc.	357	14,187
		17,309
Other Transit and Ground Passenger Transportation - 0.3%
Uber Technologies, Inc.(a)	177	17,080
Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	18	1,759
Sherwin-Williams Co.	21	7,244
		9,003
Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.0%(b)
NUTRIEN Ltd.	42	2,287

	Shares	Value
Petroleum and Coal Products Manufacturing - 1.6%
Chevron Corp.	168	$26,497
Exxon Mobil Corp.	363	41,513
Marathon Petroleum Corp.	27	5,262
Phillips 66	33	4,493
Suncor Energy, Inc.	75	2,986
Valero Energy Corp.	27	4,578
		85,329
Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	210	3,534
Pharmaceutical and Medicine Manufacturing - 3.9%
Abbott Laboratories	147	18,172
AbbVie, Inc.	150	32,706
Alnylam Pharmaceuticals, Inc.(a)	9	4,104
Amgen, Inc.	45	13,429
Biogen, Inc.(a)	12	1,851
Bristol-Myers Squibb Co.	174	8,016
Eli Lilly & Co.	75	64,715
Gilead Sciences, Inc.	105	12,578
Merck & Co., Inc.	213	18,314
Pfizer, Inc.	483	11,906
Regeneron Pharmaceuticals, Inc.	9	5,866
Vertex Pharmaceuticals, Inc.(a)	21	8,937
West Pharmaceutical Services, Inc.	6	1,693
Zoetis, Inc.	39	5,620
		207,907
Pipeline Transportation of Crude Oil - 0.1%
Enbridge, Inc.	135	6,294
Pipeline Transportation of Natural Gas - 0.3%
Enterprise Products Partners LP	132	4,064
Pembina Pipeline Corp.	36	1,362
TC Energy Corp.	66	3,310
Williams Cos., Inc.	102	5,903
		14,639
Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A(a)	36	1,446
STERIS PLC	9	2,121
		3,567
Pulp, Paper, and Paperboard Mills - 0.0%(b)
International Paper Co.	12	464
Radio and Television Broadcasting - 0.5%
Fox Corp. - Class A	30	1,939
Fox Corp. - Class B	30	1,752
Spotify Technology SA(a)	12	7,864
Walt Disney Co.	153	17,231
		28,786

The accompanying notes are an integral part of these financial statements.

6

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Rail Transportation - 0.4%
Canadian Pacific Kansas City Ltd.	57	$4,101
CSX Corp.	159	5,727
Union Pacific Corp.	51	11,239
		21,067
Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	3,067
Residential Building Construction - 0.2%
DR Horton, Inc.	24	3,578
Lennar Corp. - Class A	21	2,599
Lennar Corp. - Class B	15	1,771
PulteGroup, Inc.	18	2,157
		10,105
Resin Synthetic Rubber and Artificial Synthetic - 0.1%
Dow, Inc.	45	1,073
DuPont de Nemours, Inc.	36	2,940
Westlake Corp.	9	619
		4,632
Restaurants and Other Eating Places - 0.7%
Chipotle Mexican Grill, Inc.(a)	117	3,708
Darden Restaurants, Inc.	9	1,621
McDonald’s Corp.	57	17,011
Starbucks Corp.	99	8,006
Veralto Corp.	21	2,072
Yum! Brands, Inc.	24	3,317
		35,735
Scheduled Air Transportation - 0.1%
Delta Air Lines, Inc.	54	3,098
Southwest Airlines Co.	33	1,000
United Airlines Holdings, Inc.(a)	27	2,539
		6,637
Scientific Research and Development Services - 0.1%
MPLX LP	63	3,198
Securities and Commodity Contracts Intermediation and Brokerage - 1.0%
Cboe Global Markets, Inc.	9	2,211
Charles Schwab Corp.	153	14,461
Goldman Sachs Group, Inc.	27	21,313
Interactive Brokers Group, Inc. - Class A	9	633
Raymond James Financial, Inc.	15	2,380
Robinhood Markets, Inc. - Class A(a)	69	10,128
Tradeweb Markets, Inc. - Class A	12	1,265
		52,391

	Shares	Value
Securities and Commodity Exchanges - 0.2%
CME Group, Inc.	9	$2,389
Intercontinental Exchange, Inc.	48	7,022
Nasdaq, Inc.	45	3,847
		13,258
Semiconductor and Other Electronic Component Manufacturing - 13.2%
Advanced Micro Devices, Inc.(a)	135	34,576
Amphenol Corp. - Class A	102	14,213
Analog Devices, Inc.	42	9,833
Astera Labs, Inc.(a)	12	2,240
Best Buy Co., Inc.	12	986
Broadcom, Inc.	402	148,591
GLOBALFOUNDRIES, Inc.(a)	33	1,175
Intel Corp.(a)	390	15,596
Jabil, Inc.	3	663
Lam Research Corp.	108	17,006
Marvell Technology, Inc.	54	5,062
Microchip Technology, Inc.	45	2,809
Micron Technology, Inc.	93	20,811
Monolithic Power Systems, Inc.	3	3,015
NVIDIA Corp.	1,995	403,967
NXP Semiconductors NV	21	4,391
ON Semiconductor Corp.(a)	33	1,653
Otis Worldwide Corp.	33	3,061
STMicroelectronics NV	54	1,321
Texas Instruments, Inc.	78	12,594
Vertiv Holdings Co. - Class A	30	5,786
		709,349
Services to Buildings and Dwellings - 0.0%(b)
Rollins, Inc.	36	2,074
Soap Cleaning Compound and Toilet Preparation - 1.0%
Air Products and Chemicals, Inc.	18	4,367
Church & Dwight Co., Inc.	21	1,842
Clorox Co.	9	1,012
Colgate-Palmolive Co.	69	5,316
Ecolab, Inc.	24	6,154
Estee Lauder Cos., Inc. - Class A	27	2,611
Kenvue, Inc.	171	2,457
Procter & Gamble Co.	201	30,224
		53,983
Software Publishers - 9.9%
Adobe, Inc.(a)	36	12,251
Atlassian Corp. - Class A(a)	15	2,541
Autodesk, Inc.(a)	18	5,424
Block, Inc.(a)	51	3,873
Cadence Design Systems, Inc.(a)	24	8,129
Check Point Software Technologies Ltd.(a)	9	1,761
Crowdstrike Holdings, Inc. - Class A(a)	21	11,403

The accompanying notes are an integral part of these financial statements.

7

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software Publishers - (Continued)
Datadog, Inc. - Class A(a)	30	$4,885
Electronic Arts, Inc.	21	4,201
Global Payments, Inc.	21	1,633
Hewlett Packard Enterprise Co.	114	2,784
HubSpot, Inc.(a)	3	1,476
Intuit, Inc.	24	16,021
Microsoft Corp.	678	351,075
Oracle Corp.	225	59,087
PTC, Inc.(a)	9	1,787
Salesforce, Inc.	81	21,093
Shopify, Inc. - Class A(a)	78	13,561
Synopsys, Inc.(a)	15	6,807
Tyler Technologies, Inc.(a)	3	1,429
Veeva Systems, Inc. - Class A(a)	9	2,621
		533,842
Spectator Sports - 0.1%
Flutter Entertainment PLC(a)	12	2,791
Sporting Goods Hobby and Musical Instrument Stores - 0.0%(b)
Dick’s Sporting Goods, Inc.	6	1,329
Steel Product Manufacturing from Purchased Steel - 0.0%(b)
Steel Dynamics, Inc.	9	1,411
Sugar and Confectionery Product Manufacturing - 0.0%(b)
Hershey Co.	15	2,544
Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	3,502
Support Activities for Mining - 0.4%
Cenovus Energy, Inc.	111	1,878
ConocoPhillips	105	9,330
Diamondback Energy, Inc.	21	3,007
Halliburton Co.	51	1,369
SLB Ltd.	33	1,190
Targa Resources Corp.	18	2,773
Teck Resources Ltd. - Class B	42	1,803
		21,350
Tobacco Manufacturing - 0.5%
Altria Group, Inc.	144	8,119
Philip Morris International, Inc.	132	19,051
		27,170
Travel Arrangement and Reservation Services - 0.4%
Booking Holdings, Inc.	3	15,233
Expedia Group, Inc.	9	1,980
Royal Caribbean Cruises Ltd.	24	6,884
		24,097

	Shares	Value
Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	21	$5,396
Las Vegas Sands Corp.	48	2,849
Marriott International, Inc. - Class A	21	5,472
		13,717
Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	72	4,283
Dover Corp.	12	2,178
Ingersoll Rand, Inc.	33	2,519
		8,980
Waste Treatment and Disposal - 0.3%
Republic Services, Inc.	24	4,998
Waste Connections, Inc.	15	2,515
Waste Management, Inc.	33	6,592
		14,105
Water Sewage and Other Systems - 0.0%(b)
American Water Works Co., Inc.	18	2,312
Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	615	15,221
Wired Telecommunications Carriers - 0.3%
T-Mobile US, Inc.	81	17,014
Zoom Video Communications, Inc. - Class A(a)	18	1,570
		18,584
TOTAL COMMON STOCKS (Cost $3,073,995)		5,249,324
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%
Business Support Services - 0.0%(b)
Millrose Properties, Inc.	6	193
Lessors of Real Estate - 1.3%
American Tower Corp.	39	6,980
AvalonBay Communities, Inc.	12	2,087
Crown Castle, Inc.	36	3,248
Digital Realty Trust, Inc.	30	5,112
Equinix, Inc.	9	7,614
Equity Residential	30	1,783
Mid-America Apartment Communities, Inc.	6	769
Prologis, Inc.	78	9,679
Public Storage	15	4,179
Realty Income Corp.	78	4,523
SBA Communications Corp.	9	1,723
Simon Property Group, Inc.	27	4,746
Ventas, Inc.	39	2,878

The accompanying notes are an integral part of these financial statements.

8

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Lessors of Real Estate - (Continued)
VICI Properties, Inc.	87	$2,609
Welltower, Inc.	57	10,319
		68,249
Offices of Real Estate Agents and Brokers - 0.1%
Alexandria Real Estate Equities, Inc.	12	698
Invitation Homes, Inc.	51	1,436
		2,134
Veneer Plywood and Engineered Wood Product Manufacturing - 0.0%(b)
Weyerhaeuser Co.	45	1,035
Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18	2,404
Iron Mountain, Inc.	24	2,471
		4,875
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $67,658)		76,486
SHORT-TERM INVESTMENTS
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 3.98%(c)	39,764	39,764
TOTAL MONEY MARKET FUNDS (Cost $39,764)		39,764
TOTAL INVESTMENTS - 100.0% (Cost $3,181,417)		$5,365,574
Other Assets in Excess of Liabilities - 0.0%(b)		1,235
TOTAL NET ASSETS - 100.0%		$5,366,809

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

REVERB ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$5,365,574
Dividends receivable	2,471
Dividend tax reclaims receivable	108
Total assets	5,368,153
LIABILITIES:
Payable to adviser	1,344
Total liabilities	1,344
NET ASSETS	$ 5,366,809
Net Assets Consists of:
Paid-in capital	$3,128,731
Total distributable earnings	2,238,078
Total net assets	$ 5,366,809
Net assets	$5,366,809
Shares issued and outstanding(a)	150,000
Net asset value per share	$35.78
Cost:
Investments, at cost	$3,181,417

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

10

REVERB ETF
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$30,068
Less: Dividend withholding taxes	(618)
Total investment income	29,450
EXPENSES:
Investment advisory fee	7,456
Total expenses	7,456
Net investment income (loss)	21,994
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	56,460
Net realized gain (loss)	56,460
Net change in unrealized appreciation (depreciation) on:
Investments	970,608
Net change in unrealized appreciation (depreciation)	970,608
Net realized and unrealized gain (loss)	1,027,068
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,049,062

The accompanying notes are an integral part of these financial statements.

11

REVERB ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$21,994	$44,468
Net realized gain (loss)	56,460	2,823
Net change in unrealized appreciation (depreciation)	970,608	439,396
Net increase (decrease) in net assets from operations	1,049,062	486,687
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(22,398)	(88,655)
Total distributions to shareholders	(22,398)	(88,655)
CAPITAL TRANSACTIONS:
Net increase (decrease) in net assets from capital transactions	—	—
Net increase (decrease) in net assets	1,026,664	398,032
NET ASSETS:
Beginning of the period	4,340,145	3,942,113
End of the period	$ 5,366,809	$4,340,145
SHARES TRANSACTIONS
Total increase (decrease) in shares outstanding	—	—

The accompanying notes are an integral part of these financial statements.

12

REVERB ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,		Period Ended April 30, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$28.93	$26.28	$21.61	$19.24
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.15	0.30	0.24	0.14
Net realized and unrealized gain (loss) on investments(c)	6.85	2.94	4.67	2.28
Total from investment operations	7.00	3.24	4.91	2.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.36)	(0.24)	(0.05)
Net realized gains	—	(0.23)	(0.00)(d)	—
Total distributions	(0.15)	(0.59)	(0.24)	(0.05)
Net asset value, end of period	$35.78	$28.93	$26.28	$21.61
Total return(e)	24.21%	12.25%	22.81%	12.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,367	$4,340	$3,942	$2,161
Ratio of expenses to average net assets(f)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)	0.88%	1.00%	1.20%	1.27%
Portfolio turnover rate(e)(g)	5%	4%	12%	2%

(a)	Inception date of the Fund was November 3, 2022.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Reverb ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on November 3, 2022. The investment objective of the Fund is to achieve long-term capital appreciation.
Shares of the Fund are listed on Cboe BZX Exchange, Inc. (“the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ net asset value (“NAV”). The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash. Once created, shares trade in the secondary market in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor” or “Quasar”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are generally valued using market valuations, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis. Interest income

14

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025 (Unaudited)(Continued)
is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

15

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025 (Unaudited)(Continued)
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund calculates its net asset value per share as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business.
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Distribution Cognizant, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,249,324	$—	$—	$5,249,324
Real Estate Investment Trusts	76,486	—	—	76,486
Money Market Funds	39,764	—	—	39,764
Total Assets	$5,365,574	$—	$—	$5,365,574

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Chief Operating Officer, who serves as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.

16

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025 (Unaudited)(Continued)
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management does not expect this guidance to materially impact the financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
Quasar acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended October 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $229,461 and $251,509, respectively.
For the six months ended October 31, 2025, there were no in-kind transactions associated with creations and redemptions. There were no purchases or sales of U.S. Government securities during the six months ended October 31, 2025.
During the six months ended October 31, 2025, the Fund had no realized net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended October 31, 2025 and the year ended April 30, 2025, was as follows:

	October 31, 2025	April 30, 2025
Ordinary income	$22,398	$54,213
Long-term capital gains	—	34,442

17

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025 (Unaudited)(Continued)
As of April 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$3,127,601
Gross unrealized appreciation	$1,364,653
Gross unrealized depreciation	(153,961)
Net unrealized appreciation (depreciation)(a)	1,210,692
Undistributed ordinary income	2,694
Undistributed long-term capital gain	—
Total distributable earnings	2,694
Other accumulated gain (loss)	(1,972)
Total accumulated gain (loss)	$1,211,414

(a)	The difference between the book-basis and tax-basis net unrealized appreciation and cost is attributable to partnership adjustments.
At April 30, 2025, the Fund had short-term and long-term capital loss carryforwards of $278 and $108, respectively. These capital losses may be carried forward indefinitely to offset future gains.
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
New Adviser Risk. The Adviser is a new entity formed in 2021 and has not previously managed an ETF. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. As a result, investors do not have a long-term track record of managing a pooled investment vehicle from which to judge the newly-formed Adviser and the Adviser may not achieve the intended result in managing the Fund.

•
Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Consumer Sentiment Risk. Investment decisions that are based primarily on consumer sentiment involve additional risks. Information received may be inaccurate, incomplete or misleading. Information received may be outdated or could be duplicative making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda with an attempt to manipulate a company’s stock price.

•
Research Risk. The Adviser does not conduct company research on any of the positions held in the portfolio outside of analysis of the sentiment data received from the Reverberate App. The Adviser also does not consider market developments or the status of the economy in its management of the Fund. The Adviser’s strategy is to base its investment decisions entirely on the expressions of sentiment as identified in the Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App. These negative developments could have significant negative impact on the value of your investment and the Fund’s portfolio.

•
Reverberate App. The Reverberate App is a new web-based utility and currently has a limited number of users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the App is unable to draw sufficient users to express their views on a company, the Adviser will invest in the company

18

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025 (Unaudited)(Continued)
at a level equal to its market-capitalization proportional to that of the Investable Universe. If the Adviser is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In addition, while the App seeks to use tools and technology to identify and limit the influence of non-human users (Bots) or multiple votes by the same user, there is no guarantee that it will be successful in doing so. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with true market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

•
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
High Portfolio Turnover Risk. The Fund may be subject to increased trading based on the level of user responses received and this trading can lead to higher than normal portfolio turnover. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover may cause the Fund’s performance to be less than you expect.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or

19

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025 (Unaudited)(Continued)
during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

•
Newer Fund Risk. The Fund is a recently organized investment company with a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. The Adviser does not manage the Fund’s sector exposure so that at any given time the Fund may have significant exposure to individual sectors.

20

Reverb ETF
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the reporting period.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/8/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	1/8/2026

* Print the name and title of each signing officer under his or her signature.